PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2019
BP Brazil US Subco LLC
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled	10000.00%
Brookfield BRP Canada Corp.
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled	10000.00%
Brookfield BRP Europe Holdings (Bermuda) Limited
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled	10000.00%
Brookfield Power US Holding America Co.
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled	10000.00%
Isagen S.A. E.S.P.
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled	10000.00%
Orion Canadian Holdings 1 AIV L.P.
Disclosure of subsidiaries [line items]
Percentage of voting securities owned or controlled	10000.00%